UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 10.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	16,251	174,698
Johnson Controls, Inc.	46,259	1,410,900

		1,585,598
Automobiles 0.5%
Ford Motor Co.* (a)	236,310	2,892,434
Harley-Davidson, Inc. (a)	16,106	458,055

		3,350,489
Distributors 0.1%
Genuine Parts Co. (a)	10,877	485,005
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	8,909	457,477
DeVry, Inc.	4,136	203,533
H&R Block, Inc. (a)	21,180	274,281

		935,291
Hotels Restaurants & Leisure 1.7%
Carnival Corp. (Units) (a)	29,930	1,143,625
Darden Restaurants, Inc.	9,534	407,865
International Game Technology	20,482	295,965
Marriott International, Inc. "A" (a)	19,618	702,913
McDonald's Corp.	73,089	5,445,862
Starbucks Corp.	50,835	1,300,359
Starwood Hotels & Resorts Worldwide, Inc. (a)	13,258	696,708
Wyndham Worldwide Corp.	12,145	333,623
Wynn Resorts Ltd. (a)	5,156	447,386
Yum! Brands, Inc. (a)	32,068	1,477,052

		12,251,358
Household Durables 0.4%
D.R. Horton, Inc.	19,022	211,525
Fortune Brands, Inc.	10,506	517,210
Harman International Industries, Inc.*	4,700	157,027
Leggett & Platt, Inc.	10,054	228,829
Lennar Corp. "A"	11,324	174,163
Newell Rubbermaid, Inc.	18,781	334,490
Pulte Group, Inc.* (a)	24,121	211,300
Stanley Black & Decker, Inc.	11,296	692,219
Whirlpool Corp.	5,236	423,906

		2,950,669
Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	24,291	3,815,144
Expedia, Inc.	14,265	402,416
Priceline.com, Inc.*	3,321	1,156,837

		5,374,397
Leisure Equipment & Products 0.2%
Eastman Kodak Co.* (a)	20,015	84,063
Hasbro, Inc.	9,571	426,005
Mattel, Inc. (a)	25,182	590,770

		1,100,838
Media 3.0%
CBS Corp. "B"	46,870	743,358
Comcast Corp. "A" (a)	192,941	3,488,373
DIRECTV "A"*	59,533	2,478,359
Discovery Communications, Inc. "A"* (a)	19,552	851,490
Gannett Co., Inc.	16,422	200,841
Interpublic Group of Companies, Inc.* (a)	33,709	338,101
McGraw-Hill Companies, Inc. (a)	21,277	703,418
Meredith Corp. (a)	2,205	73,449
New York Times Co. "A"*	9,110	70,511
News Corp. "A"	156,760	2,047,286
Omnicom Group, Inc.	20,769	819,960
Scripps Networks Interactive "A" (a)	5,962	283,672
Time Warner Cable, Inc.	24,435	1,319,246
Time Warner, Inc.	77,335	2,370,318
Viacom, Inc. "B"	41,820	1,513,466
Walt Disney Co.	131,414	4,351,117
Washington Post Co. "B" (a)	418	166,953

		21,819,918
Multiline Retail 0.8%
Big Lots, Inc.* (a)	5,414	180,016
Family Dollar Stores, Inc.	9,126	403,004
J.C. Penney Co., Inc.	16,141	438,712
Kohl's Corp.* (a)	21,193	1,116,447
Macy's, Inc.	29,100	671,919
Nordstrom, Inc.	11,546	429,511
Sears Holdings Corp.* (a)	3,056	220,460
Target Corp.	49,575	2,649,288

		6,109,357
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A" (a)	6,001	235,959
AutoNation, Inc.* (a)	4,318	100,393
AutoZone, Inc.*	1,960	448,664
Bed Bath & Beyond, Inc.*	18,234	791,538
Best Buy Co., Inc. (a)	23,773	970,652
CarMax, Inc.*	15,632	435,508
GameStop Corp. "A"* (a)	10,351	204,018
Home Depot, Inc. (a)	114,384	3,623,685
Limited Brands, Inc.	18,280	489,538
Lowe's Companies, Inc.	96,396	2,148,667
O'Reilly Automotive, Inc.* (a)	9,498	505,294
Office Depot, Inc.*	18,292	84,143
RadioShack Corp.	8,997	191,906
Ross Stores, Inc.	8,306	453,674
Staples, Inc. (a)	50,049	1,047,025
The Gap, Inc.	29,752	554,577
Tiffany & Co.	8,690	408,343
TJX Companies, Inc. (a)	27,547	1,229,423
Urban Outfitters, Inc.* (a)	8,873	278,967

		14,201,974
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	20,536	882,227
NIKE, Inc. "B"	26,561	2,128,598
Polo Ralph Lauren Corp.	4,499	404,280
VF Corp. (a)	5,864	475,101

		3,890,206
Consumer Staples 11.0%
Beverages 2.6%
Brown-Forman Corp. "B"	7,142	440,233
Coca-Cola Co. (a)	158,637	9,283,437
Coca-Cola Enterprises, Inc.	22,852	708,412
Constellation Brands, Inc. "A"*	11,807	208,866
Dr. Pepper Snapple Group, Inc.	16,412	582,954
Molson Coors Brewing Co. "B"	10,936	516,398
PepsiCo, Inc.	109,282	7,260,696

		19,000,996
Food & Staples Retailing 2.4%
Costco Wholesale Corp. (a)	30,065	1,938,892
CVS Caremark Corp.	93,338	2,937,347
Kroger Co.	44,193	957,220
Safeway, Inc.	26,299	556,487
SUPERVALU, Inc. (a)	13,849	159,679
Sysco Corp. (a)	40,451	1,153,663
Wal-Mart Stores, Inc.	137,397	7,353,487
Walgreen Co. (a)	66,585	2,230,597
Whole Foods Market, Inc.* (a)	10,045	372,770

		17,660,142
Food Products 1.8%
Archer-Daniels-Midland Co.	43,998	1,404,416
Campbell Soup Co. (a)	13,254	473,830
ConAgra Foods, Inc.	30,298	664,738
Dean Foods Co.*	11,939	121,897
General Mills, Inc.	44,129	1,612,474
H.J. Heinz Co. (a)	21,800	1,032,666
Hormel Foods Corp.	4,717	210,378
Kellogg Co. (a)	17,928	905,543
Kraft Foods, Inc. "A"	119,877	3,699,404
McCormick & Co., Inc. (a)	9,070	381,303
Mead Johnson Nutrition Co.	14,054	799,813
Sara Lee Corp.	45,527	611,428
The Hershey Co. (a)	10,628	505,787
The J.M. Smucker Co.	8,375	506,939
Tyson Foods, Inc. "A"	20,532	328,923

		13,259,539
Household Products 2.3%
Clorox Co. (a)	9,601	640,963
Colgate-Palmolive Co.	33,380	2,565,587
Kimberly-Clark Corp. (a)	28,136	1,830,247
Procter & Gamble Co.	194,996	11,693,910

		16,730,707
Personal Products 0.2%
Avon Products, Inc. (a)	29,490	946,924
Estee Lauder Companies, Inc. "A" (a)	7,788	492,435

		1,439,359
Tobacco 1.7%
Altria Group, Inc.	143,275	3,441,465
Lorillard, Inc.	10,473	841,087
Philip Morris International, Inc.	125,949	7,055,663
Reynolds American, Inc.	11,483	681,975

		12,020,190
Energy 10.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	29,638	1,262,579
Cameron International Corp.*	16,657	715,585
Diamond Offshore Drilling, Inc. (a)	4,672	316,621
FMC Technologies, Inc.* (a)	8,238	562,573
Halliburton Co.	62,605	2,070,347
Helmerich & Payne, Inc.	7,177	290,381
Nabors Industries Ltd.*	19,520	352,531
National-Oilwell Varco, Inc.	28,814	1,281,359
Rowan Companies, Inc.* (a)	8,110	246,220
Schlumberger Ltd.	93,873	5,783,516

		12,881,712
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	34,157	1,948,657
Apache Corp. (a)	25,003	2,444,293
Cabot Oil & Gas Corp.	6,971	209,897
Chesapeake Energy Corp.	45,189	1,023,531
Chevron Corp.	138,104	11,193,329
ConocoPhillips (a)	101,899	5,852,060
CONSOL Energy, Inc. (a)	15,239	563,233
Denbury Resources, Inc.*	26,922	427,791
Devon Energy Corp.	29,866	1,933,525
El Paso Corp.	48,369	598,808
EOG Resources, Inc.	17,432	1,620,653
EQT Corp.	9,982	359,951
ExxonMobil Corp.	349,776	21,612,659
Hess Corp.	20,076	1,186,893
Marathon Oil Corp.	48,792	1,615,015
Massey Energy Co.	7,154	221,917
Murphy Oil Corp.	13,179	816,044
Noble Energy, Inc. (a)	11,988	900,179
Occidental Petroleum Corp.	55,762	4,366,165
Peabody Energy Corp.	18,454	904,431
Pioneer Natural Resources Co.	7,949	516,923
QEP Resources, Inc.	12,059	363,458
Range Resources Corp.	10,970	418,286
Southwestern Energy Co.*	24,073	805,001
Spectra Energy Corp. (a)	44,614	1,006,046
Sunoco, Inc.	8,065	294,373
Tesoro Corp.	9,218	123,152
Valero Energy Corp.	39,041	683,608
Williams Companies, Inc.	40,695	777,681

		64,787,559
Financials 15.2%
Capital Markets 2.3%
Ameriprise Financial, Inc. (a)	17,233	815,638
Bank of New York Mellon Corp. (a)	83,457	2,180,731
Charles Schwab Corp.	68,082	946,340
E*TRADE Financial Corp.*	13,731	199,649
Federated Investors, Inc. "B" (a)	6,350	144,526
Franklin Resources, Inc.	10,047	1,074,024
Invesco Ltd.	31,747	673,989
Janus Capital Group, Inc.	12,271	134,368
Legg Mason, Inc. (a)	10,662	323,165
Morgan Stanley	96,003	2,369,354
Northern Trust Corp.	17,197	829,583
State Street Corp.	34,492	1,298,969
T. Rowe Price Group, Inc. (a)	17,585	880,393
The Goldman Sachs Group, Inc.	35,428	5,122,180

		16,992,909
Commercial Banks 2.7%
BB&T Corp. (a)	47,694	1,148,472
Comerica, Inc.	11,858	440,525
Fifth Third Bancorp.	54,764	658,811
First Horizon National Corp. (a)	16,017	182,754
Huntington Bancshares, Inc.	48,853	276,997
KeyCorp (a)	59,997	477,576
M&T Bank Corp. (a)	5,872	480,388
Marshall & Ilsley Corp.	35,932	252,961
PNC Financial Services Group, Inc.	36,107	1,874,314
Regions Financial Corp.	85,131	618,902
SunTrust Banks, Inc.	34,126	881,475
US Bancorp.	131,617	2,845,560
Wells Fargo & Co.	359,566	9,035,894
Zions Bancorp. (a)	11,943	255,102

		19,429,731
Consumer Finance 0.7%
American Express Co.	71,903	3,022,083
Capital One Financial Corp.	31,390	1,241,475
Discover Financial Services	37,343	622,881
SLM Corp.*	33,035	381,554

		5,267,993
Diversified Financial Services 4.0%
Bank of America Corp.	689,454	9,038,742
Citigroup, Inc.*	1,632,527	6,366,855
CME Group, Inc.	4,618	1,202,758
IntercontinentalExchange, Inc.*	5,088	532,815
JPMorgan Chase & Co.	272,440	10,371,791
Leucadia National Corp.*	14,000	330,680
Moody's Corp. (a)	13,692	342,026
NYSE Euronext	17,920	511,975
The NASDAQ OMX Group, Inc.*	9,774	189,909

		28,887,551
Insurance 4.0%
ACE Ltd.	23,247	1,354,138
Aflac, Inc.	32,322	1,671,371
Allstate Corp.	36,916	1,164,700
American International Group, Inc.* (a)	9,224	360,658
Aon Corp. (a)	18,660	729,793
Assurant, Inc.	7,354	299,308
Berkshire Hathaway, Inc. "B"* (a)	120,158	9,934,663
Chubb Corp.	21,626	1,232,466
Cincinnati Financial Corp. (a)	11,163	322,052
Genworth Financial, Inc. "A"*	33,226	406,022
Hartford Financial Services Group, Inc.	30,582	701,857
Lincoln National Corp.	22,013	526,551
Loews Corp.	21,891	829,669
Marsh & McLennan Companies, Inc.	37,617	907,322
MetLife, Inc.	62,215	2,392,167
Principal Financial Group, Inc. (a)	22,157	574,309
Progressive Corp. (a)	45,844	956,764
Prudential Financial, Inc.	32,257	1,747,684
The Travelers Companies, Inc. (a)	32,346	1,685,227
Torchmark Corp.	5,551	294,980
Unum Group	22,523	498,884
XL Group PLC	23,352	505,804

		29,096,389
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT)	8,135	173,926
AvalonBay Communities, Inc. (REIT) (a)	5,861	609,134
Boston Properties, Inc. (REIT)	9,502	789,806
Equity Residential (REIT) (a)	19,521	928,614
HCP, Inc. (REIT) (a)	21,393	769,720
Health Care REIT, Inc. (REIT)	8,470	400,970
Host Hotels & Resorts, Inc. (REIT) (a)	44,994	651,513
Kimco Realty Corp. (REIT)	28,545	449,584
Plum Creek Timber Co., Inc. (REIT) (a)	10,835	382,475
ProLogis (REIT) (a)	32,196	379,269
Public Storage (REIT) (a)	9,636	935,077
Simon Property Group, Inc. (REIT) (a)	20,154	1,869,082
Ventas, Inc. (REIT) (a)	10,705	552,057
Vornado Realty Trust (REIT) (a)	11,158	954,344

		9,845,571
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	19,900	363,772
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	36,376	445,970
People's United Financial, Inc.	25,099	328,546

		774,516
Health Care 11.4%
Biotechnology 1.4%
Amgen, Inc.*	65,882	3,630,757
Biogen Idec, Inc.* (a)	16,606	931,929
Celgene Corp.* (a)	31,466	1,812,756
Cephalon, Inc.*	5,180	323,439
Genzyme Corp.*	17,506	1,239,250
Gilead Sciences, Inc.* (a)	57,643	2,052,667

		9,990,798
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	40,166	1,916,320
Becton, Dickinson & Co.	16,047	1,189,083
Boston Scientific Corp.*	104,528	640,757
C.R. Bard, Inc. (a)	6,435	524,002
CareFusion Corp.*	15,278	379,505
DENTSPLY International, Inc.	9,792	313,050
Hospira, Inc.*	11,336	646,265
Intuitive Surgical, Inc.* (a)	2,700	766,098
Medtronic, Inc.	74,219	2,492,274
St. Jude Medical, Inc.* (a)	22,251	875,354
Stryker Corp. (a)	23,954	1,198,898
Varian Medical Systems, Inc.* (a)	8,502	514,371
Zimmer Holdings, Inc.* (a)	13,954	730,213

		12,186,190
Health Care Providers & Services 2.0%
Aetna, Inc.	28,717	907,744
AmerisourceBergen Corp.	19,145	586,986
Cardinal Health, Inc.	24,133	797,354
CIGNA Corp.	18,575	664,614
Coventry Health Care, Inc.*	9,905	213,255
DaVita, Inc.*	7,165	494,600
Express Scripts, Inc.*	37,247	1,813,929
Humana, Inc.*	11,448	575,148
Laboratory Corp. of America Holdings* (a)	7,070	554,500
McKesson Corp.	17,955	1,109,260
Medco Health Solutions, Inc.*	29,806	1,551,700
Patterson Companies, Inc. (a)	6,474	185,480
Quest Diagnostics, Inc.	10,145	512,018
Tenet Healthcare Corp.*	33,779	159,437
UnitedHealth Group, Inc.	77,265	2,712,774
WellPoint, Inc.*	27,505	1,557,883

		14,396,682
Health Care Technology 0.1%
Cerner Corp.* (a)	4,836	406,176
Life Sciences Tools & Services 0.3%
Life Technologies Corp.* (a)	12,613	588,901
PerkinElmer, Inc. (a)	8,548	197,801
Thermo Fisher Scientific, Inc.*	27,793	1,330,729
Waters Corp.*	6,320	447,329

		2,564,760
Pharmaceuticals 5.9%
Abbott Laboratories (a)	106,049	5,540,000
Allergan, Inc.	21,002	1,397,263
Bristol-Myers Squibb Co.	117,800	3,193,558
Eli Lilly & Co.	69,867	2,552,241
Forest Laboratories, Inc.*	19,631	607,187
Johnson & Johnson	189,218	11,723,947
King Pharmaceuticals, Inc.* (a)	16,271	162,059
Merck & Co., Inc.	211,394	7,781,413
Mylan, Inc.* (a)	21,828	410,585
Pfizer, Inc.	552,263	9,482,356
Watson Pharmaceuticals, Inc.*	7,371	311,867

		43,162,476
Industrials 10.6%
Aerospace & Defense 2.7%
Boeing Co. (a)	50,256	3,344,034
General Dynamics Corp.	26,134	1,641,477
Goodrich Corp.	8,665	638,870
Honeywell International, Inc.	53,043	2,330,709
ITT Corp.	12,637	591,791
L-3 Communications Holdings, Inc. (a)	7,841	566,669
Lockheed Martin Corp. (a)	20,431	1,456,322
Northrop Grumman Corp.	20,230	1,226,545
Precision Castparts Corp. (a)	9,763	1,243,318
Raytheon Co.	25,731	1,176,164
Rockwell Collins, Inc.	10,773	627,527
United Technologies Corp. (a)	63,813	4,545,400

		19,388,826
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc. (a)	11,325	791,844
Expeditors International of Washington, Inc.	14,729	680,921
FedEx Corp.	21,606	1,847,313
United Parcel Service, Inc. "B" (a)	68,004	4,535,187

		7,855,265
Airlines 0.1%
Southwest Airlines Co. (a)	51,215	669,380
Building Products 0.0%
Masco Corp.	24,566	270,472
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	7,607	282,372
Cintas Corp. (a)	9,365	258,006
Iron Mountain, Inc. (a)	13,483	301,210
Pitney Bowes, Inc. (a)	14,327	306,311
R.R. Donnelley & Sons Co.	14,037	238,068
Republic Services, Inc.	21,151	644,894
Stericycle, Inc.* (a)	5,753	399,718
Waste Management, Inc.	32,798	1,172,201

		3,602,780
Construction & Engineering 0.2%
Fluor Corp.	12,395	613,925
Jacobs Engineering Group, Inc.*	8,609	333,168
Quanta Services, Inc.* (a)	14,186	270,669

		1,217,762
Electrical Equipment 0.5%
Emerson Electric Co. (a)	51,663	2,720,574
Rockwell Automation, Inc.	9,908	611,621
Roper Industries, Inc.	6,408	417,673

		3,749,868
Industrial Conglomerates 2.5%
3M Co. (a)	48,986	4,247,576
General Electric Co.	734,563	11,936,649
Textron, Inc. (a)	18,879	388,152
Tyco International Ltd.	34,180	1,255,431

		17,827,808
Machinery 2.0%
Caterpillar, Inc.	43,216	3,400,235
Cummins, Inc. (a)	13,523	1,224,913
Danaher Corp. (a)	36,910	1,498,915
Deere & Co.	29,153	2,034,297
Dover Corp.	12,820	669,332
Eaton Corp.	11,506	949,130
Flowserve Corp.	3,779	413,498
Illinois Tool Works, Inc.	35,341	1,661,734
PACCAR, Inc. (a)	25,040	1,205,676
Pall Corp.	8,033	334,494
Parker Hannifin Corp. (a)	11,083	776,475
Snap-on, Inc.	4,019	186,924

		14,355,623
Professional Services 0.1%
Dun & Bradstreet Corp.	3,376	250,297
Equifax, Inc.	8,621	268,975
Robert Half International, Inc. (a)	10,138	263,588

		782,860
Road & Rail 0.8%
CSX Corp.	26,072	1,442,303
Norfolk Southern Corp.	25,328	1,507,270
Ryder System, Inc.	3,786	161,927
Union Pacific Corp.	34,169	2,795,024

		5,906,524
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	10,099	537,166
W.W. Grainger, Inc. (a)	4,097	487,993

		1,025,159
Information Technology 18.4%
Communications Equipment 2.3%
Cisco Systems, Inc.*	392,382	8,593,166
Harris Corp.	8,954	396,573
JDS Uniphase Corp.*	15,065	186,655
Juniper Networks, Inc.*	35,452	1,075,968
Motorola, Inc.*	160,392	1,368,144
QUALCOMM, Inc.	110,263	4,975,067
Tellabs, Inc. (a)	25,927	193,156

		16,788,729
Computers & Peripherals 4.3%
Apple, Inc.*	62,757	17,807,299
Dell, Inc.*	116,827	1,514,078
EMC Corp.* (a)	141,042	2,864,563
Hewlett-Packard Co.	155,821	6,555,389
Lexmark International, Inc. "A"* (a)	5,414	241,573
NetApp, Inc.*	24,525	1,221,100
QLogic Corp.* (a)	7,372	130,042
SanDisk Corp.* (a)	15,788	578,630
Western Digital Corp.*	15,793	448,363

		31,361,037
Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	23,738	792,137
Amphenol Corp. "A" (a)	11,908	583,254
Corning, Inc.	107,595	1,966,837
FLIR Systems, Inc.* (a)	10,900	280,130
Jabil Circuit, Inc.	13,089	188,612
Molex, Inc. (a)	9,708	203,188

		4,014,158
Internet Software & Services 1.8%
Akamai Technologies, Inc.* (a)	12,565	630,512
eBay, Inc.*	79,304	1,935,018
Google, Inc. "A"*	17,075	8,977,864
Monster Worldwide, Inc.* (a)	8,220	106,531
VeriSign, Inc.* (a)	11,929	378,626
Yahoo!, Inc.*	92,639	1,312,695

		13,341,246
IT Services 3.1%
Automatic Data Processing, Inc.	33,663	1,414,856
Cognizant Technology Solutions Corp. "A"*	20,679	1,333,175
Computer Sciences Corp.	10,543	484,978
Fidelity National Information Services, Inc.	17,913	485,980
Fiserv, Inc.* (a)	10,358	557,467
International Business Machines Corp.	86,633	11,620,951
MasterCard, Inc. "A" (a)	6,687	1,497,888
Paychex, Inc.	22,231	611,130
SAIC, Inc.*	20,332	324,905
Teradata Corp.*	11,473	442,399
Total System Services, Inc.	11,482	174,986
Visa, Inc. "A" (a)	34,111	2,533,083
Western Union Co.	45,255	799,656

		22,281,454
Office Electronics 0.1%
Xerox Corp.	95,167	984,978
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	40,049	284,748
Altera Corp. (a)	21,202	639,452
Analog Devices, Inc. (a)	20,391	639,870
Applied Materials, Inc.	92,101	1,075,740
Broadcom Corp. "A"	30,743	1,087,995
First Solar, Inc.*	3,714	547,258
Intel Corp.	382,373	7,353,033
KLA-Tencor Corp.	11,512	405,568
Linear Technology Corp. (a)	15,365	472,166
LSI Corp.*	45,703	208,406
MEMC Electronic Materials, Inc.*	15,124	180,278
Microchip Technology, Inc. (a)	12,681	398,817
Micron Technology, Inc.* (a)	58,317	420,466
National Semiconductor Corp.	16,528	211,062
Novellus Systems, Inc.* (a)	6,031	160,304
NVIDIA Corp.*	40,179	469,291
Teradyne, Inc.* (a)	13,404	149,320
Texas Instruments, Inc.	81,981	2,224,964
Xilinx, Inc.	17,719	471,503

		17,400,241
Software 3.8%
Adobe Systems, Inc.*	36,076	943,387
Autodesk, Inc.*	15,760	503,847
BMC Software, Inc.*	12,236	495,313
CA, Inc.	26,623	562,278
Citrix Systems, Inc.*	12,821	874,905
Compuware Corp.*	14,854	126,705
Electronic Arts, Inc.*	23,203	381,225
Intuit, Inc.*	19,372	848,687
McAfee, Inc.*	10,446	493,678
Microsoft Corp.	523,089	12,810,450
Novell, Inc.*	23,846	142,361
Oracle Corp.	265,815	7,137,133
Red Hat, Inc.*	12,943	530,663
Salesforce.com, Inc.*	8,085	903,903
Symantec Corp.*	54,239	822,806

		27,577,341
Materials 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	14,625	1,211,243
Airgas, Inc.	5,126	348,312
CF Industries Holdings, Inc.	4,933	471,102
Dow Chemical Co.	79,732	2,189,441
E.I. du Pont de Nemours & Co.	62,192	2,775,007
Eastman Chemical Co.	4,980	368,520
Ecolab, Inc. (a)	16,161	820,009
FMC Corp.	4,928	337,124
International Flavors & Fragrances, Inc.	5,362	260,164
Monsanto Co.	37,146	1,780,408
PPG Industries, Inc.	11,368	827,590
Praxair, Inc.	21,098	1,904,305
Sigma-Aldrich Corp. (a)	8,203	495,297
The Sherwin-Williams Co. (a)	6,221	467,446

		14,255,968
Construction Materials 0.0%
Vulcan Materials Co. (a)	9,022	333,092
Containers & Packaging 0.2%
Ball Corp.	6,470	380,760
Bemis Co., Inc.	7,229	229,521
Owens-Illinois, Inc.*	11,221	314,861
Pactiv Corp.*	9,382	309,418
Sealed Air Corp.	10,554	237,254

		1,471,814
Metals & Mining 1.1%
AK Steel Holding Corp.	7,385	101,987
Alcoa, Inc.	70,150	849,516
Allegheny Technologies, Inc. (a)	6,757	313,863
Cliffs Natural Resources, Inc.	9,366	598,675
Freeport-McMoRan Copper & Gold, Inc. (a)	32,260	2,754,681
Newmont Mining Corp. (a)	33,843	2,125,679
Nucor Corp. (a)	21,553	823,324
Titanium Metals Corp.*	6,700	133,732
United States Steel Corp. (a)	9,850	431,824

		8,133,281
Paper & Forest Products 0.2%
International Paper Co.	30,089	654,436
MeadWestvaco Corp.	11,621	283,320
Weyerhaeuser Co. (a)	37,221	586,603

		1,524,359
Telecommunication Services 3.2%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	405,941	11,609,912
CenturyLink, Inc. (a)	20,743	818,519
Frontier Communications Corp. (a)	66,817	545,895
Qwest Communications International, Inc.	119,515	749,359
Verizon Communications, Inc.	194,218	6,329,565
Windstream Corp. (a)	33,559	412,440

		20,465,690
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"* (a)	27,545	1,411,957
MetroPCS Communications, Inc.* (a)	17,388	181,878
Sprint Nextel Corp.* (a)	205,633	952,081

		2,545,916
Utilities 3.6%
Electric Utilities 1.9%
Allegheny Energy, Inc.	11,766	288,502
American Electric Power Co., Inc. (a)	32,957	1,194,032
Duke Energy Corp. (a)	90,626	1,604,987
Edison International	22,454	772,193
Entergy Corp.	12,823	981,344
Exelon Corp. (a)	45,424	1,934,154
FirstEnergy Corp. (a)	20,889	805,062
NextEra Energy, Inc.	28,579	1,554,412
Northeast Utilities	12,300	363,711
Pepco Holdings, Inc.	15,518	288,635
Pinnacle West Capital Corp.	7,608	313,982
PPL Corp. (a)	32,830	893,961
Progress Energy, Inc.	20,186	896,662
Southern Co. (a)	57,033	2,123,909

		14,015,546
Gas Utilities 0.1%
Nicor, Inc.	3,104	142,225
ONEOK, Inc.	7,512	338,341

		480,566
Independent Power Producers & Energy Traders 0.2%
AES Corp.* (a)	45,933	521,339
Constellation Energy Group, Inc.	13,799	444,880
NRG Energy, Inc.*	17,463	363,580

		1,329,799
Multi-Utilities 1.4%
Ameren Corp. (a)	16,278	462,295
CenterPoint Energy, Inc. (a)	29,195	458,945
CMS Energy Corp. (a)	16,028	288,825
Consolidated Edison, Inc. (a)	19,416	936,239
Dominion Resources, Inc. (a)	40,373	1,762,685
DTE Energy Co.	11,604	532,972
Integrys Energy Group, Inc. (a)	5,477	285,133
NiSource, Inc.	18,623	324,040
PG&E Corp.	26,830	1,218,619
Public Service Enterprise Group, Inc.	34,756	1,149,728
SCANA Corp.	7,809	314,859
Sempra Energy	17,036	916,537
TECO Energy, Inc. (a)	14,226	246,394
Wisconsin Energy Corp. (a)	7,858	454,192
Xcel Energy, Inc.	31,580	725,393

		10,076,856

Total Common Stocks (Cost $703,033,971)		710,235,216

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.205% **, 11/18/2010 (b) (Cost $1,944,470)	1,945,000	1,944,671

	Shares	Value ($)
Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $108,787,533)	108,787,533	108,787,533
Cash Equivalents 1.8%
Central Cash Management Fund, 0.21% (c) (Cost $13,489,375)	13,489,375	13,489,375

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $827,255,349) †	114.9	834,456,795
Other Assets and Liabilities, Net	(14.9)	(108,324,366)

Net Assets	100.0	726,132,429

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $851,998,225.  At September 30, 2010, net unrealized depreciation for all securities based on tax cost was $17,541,430.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $133,105,969 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $150,647,399.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $105,992,298 which is 14.6% of net assets.
(b)	At September 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	12/16/2010	56	15,913,800	266,850

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$710,235,216	$—	$—	$710,235,216
Short-Term Investments(e)	122,276,908	1,944,671	—	124,221,579
Derivatives(f)	266,850	—	—	266,850
Total	$832,778,974	$1,944,671	$—	$834,723,645

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$266,850

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010